Other information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the year for:
Interest, including realized interest on interest rate swap	29,783	27,521	33,559
Income taxes	4,833	1,415	4,149
Cash received during the year for:
Interest	10	1	1,168
Income taxes	518	5,347	2,260
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	42,229	7,215	427
Additions to assets held for sale	(2,995)	(10,322)	(1,675)
Decrease in property, plant and equipment resulting from reclassification to inventory	(2,219)	0	0
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable, net	71,212	(1,819)	(5,257)
Unbilled revenue	21,588	2,705	(17,354)
Inventories	3,215	(11,577)	(930)
Prepaid expenses and deposits	3,720	3,464	5,810
Accounts payable	(56,792)	56,629	(2,062)
Accrued liabilities	(1,621)	2,167	(5,566)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	3,893	3,192	(607)
Operating activities:
Long term portion of liabilities related to equipment leases	(1,353)	(9,578)	(2,196)
Net changes in non-cash working capital	43,862	45,183	(28,162)
Buyout of contract related assets
Non-cash transactions related to the buyout of contract-related assets during the year ended March 31, 2012:
Disposition of property, plant and equipment related to the buyout of contract-related assets	0	(27,063)	0
Disposition of intangible assets related to the buyout of contract-related assets	0	(1,119)	0
Increase in accounts receivable related to the buyout of contract-related assets	0	66,055	0
Decrease in unbilled revenue related to the buyout of contract-related assets	0	(16,457)	0
Decrease in inventory related to the buyout of contract-related assets	0	(8,483)	0
Increase in accounts payable related to the buyout of contract-related assets	0	12,933	0
Restricted share units (RSUs) | Restricted share unit plan
Non-cash transactions:
(Decrease) increase in accrued liabilities related to current portion of RSU liability	(1,347)	2,066	0
Deferred stock units (DSUs) | Directors' deferred share unit plan
Non-cash transactions:
(Decrease) increase in accrued liabilities related to current portion of RSU liability	355	0	0
Purchase of property, plant and equipment
Non-cash transactions:
Net increase (decrease) in accounts payable related to purchase of property, plant and equipment	4,294	1,380	(3,879)
Net decrease in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(1,574)	0	0
Net decrease in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	(1,712)	0	0
Continuing operations
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	42,229	6,614	427
Discontinued operations
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	6,512	601	0
Additions to assets held for sale	(152,470)	0	0
Additions to liabilities held for sale from discontinued piling operations	26,113	0	0
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable, net	1,849	17,773	4,277
Unbilled revenue	236	3,082	883
Inventories	3,900	1,026	1,731
Prepaid expenses and deposits	(47)	51	5,502
Accounts payable	27,857	(14,135)	(23,444)
Accrued liabilities	103	252	(132)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	1,207	(2,318)	(997)